Tax (Tables)	12 Months Ended
Dec. 31, 2018
Tax
Tax charge
	2018	2017	2016
	£m	£m	£m
Current tax charge/(credit)
Current year	269	(315)	336
Adjustment in respect of prior years	(200)	44	(359)
	69	(271)	(23)
Deferred tax charge/(credit)
Current year	372	1,862	260
Adjustment in respect of prior years	(37)	(65)	65
	335	1,797	325
Tax charge	404	1,526	302

Reconciliation between the actual tax charge and the corporate tax rate

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2018	2018	2017	2017	2016	2016
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	1,286		1,758		1,894
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%, 2016: 20.0%)	244	19.0%	339	19.3%	379	20.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 27.1% (2017: 38.2%, 2016: 41.9%))	104	8.1%	333	18.9%	415	21.9%

Recurring items:
Non-creditable taxes including withholding taxes	156	12.1%	191	10.9%	277	14.6%
Non-deductible expenses	67	5.2%	76	4.3%	100	5.3%
Impact of UK bank levy being non-deductible	42	3.3%	59	3.4%	72	3.8%
Tax adjustments in respect of share-based payments	11	0.9%	2	0.1%	34	1.8%
Non-taxable gains and income	(232)	(18.0%)	(191)	(10.9%)	(180)	(9.5%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(104)	(8.1%)	(72)	(4.1%)	(178)	(9.4%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	16	1.2%	(61)	(3.5%)	(128)	(6.8%)
Adjustments in respect of prior years	(237)	(18.4%)	(21)	(1.2%)	(294)	(15.5%)
Banking surcharge and other items	(17)	(1.3%)	(57)	(3.2%)	(128)	(6.8%)

Non-recurring items:
One off re-measurement of US deferred tax assets	-	-	1,177	67.0%	-	-
Impact of the UK branch exemption on deferred tax assets	-	-	(276)	(15.7%)	-	-
Non-deductible provisions for UK customer redress	8	0.6%	-	-	-	-
Non-deductible provisions for investigations and litigation	346	26.9%	66	3.8%	48	2.5%
Non-taxable gains and income on divestments	-	-	(39)	(2.2%)	(142)	(7.5%)
Non-deductible impairments and losses on divestments	-	-	-	-	27	1.4%
Total tax charge	404	31.4%	1,526	86.8%	302	15.9%

Current tax assets and liabilities

Current tax assets and liabilities

Movements on current assets and liabilities were as follows:

	The Group		The Bank
	2018	2017	2018	2017
	£m	£m	£m	£m
Assets	376	501	115	506
Liabilities	(494)	(708)	(242)	(751)
As at 1 January	(118)	(207)	(127)	(245)
Income statement		(703)		(247)
Income statement from discontinued UK banking business		-		-
Other comprehensive income		26		17
Corporate income tax paid		672		265
Transfer to Barclays Bank UK PLC[a]		-		-
Other movements		94		83
		(118)		(127)
Assets		376		115
Liabilities		(494)		(242)
As at 31 December		(118)		(127)

Note

a Related to the transfer of current tax liabilities to Barclays Bank UK PLC as part of the disposal of the UK banking business. Refer to Note 2 for further information.

Deferred tax assets and liabilities

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group		Barclays Bank PLC
	2018	2017	2018	2017
	£m	£m	£m	£m
Intermediate Holding Company ("IHC Tax Group")		1,413		-
Barclays Bank PLC ("US Branch Tax Group")		1,234		1,234
Barclays PLC - UK tax group		413		445
Other		292		184
Deferred tax asset		3,352		1,863
Net deferred tax		3,352		1,863

Movements on deferred tax assets and liabilities during the year before offsetting

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

The Group	Fixed asset timing differences	Available for sale investments	Cash flow hedges	Retirement benefit obligations	Other provisions	Tax losses carried forward	Share based payments and deferred compensation	Loan impairment allowance	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets[a]	1,232	188	1	49	157	596	341	[ ]	[2,081]	4,645
Liabilities	(28)	(143)	(69)	(218)	-	-	-	[ ]	(208)	(666)
At 1 January 2018[a]	1,204	45	(68)	(169)	157	596	341	[ ]	[1,873]	3,979
Income statement	-	-	-	-	-	-	-	-	-	-
Income statement from discontinued UK banking business	-	-	-	-	-	-	-	-	-	-
Other comprehensive income	-	-	-	-	-	-	-	-	-	-
Transfer to Barclays Bank UK PLC[b]	-	-	-	-	-	-	-	-	-	-
Other movements	-	-	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	-	-	-	-
Assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	-	-
At 31 December 2018	-	-	-	-	-	-	-	-	-	-

Assets	1,772	183	-	91	251	503	664	-	2,155	5,619
Liabilities	(92)	(141)	(326)	-	-	-	-	-	(301)	(860)
At 1 January 2017	1,680	42	(326)	91	251	503	664	-	1,854	4,759
Income statement	(358)	-	-	(322)	(69)	131	(307)	-	(497)	(1,422)
Income statement from discontinued UK banking business	-	-	-	-	-	-	-	-	-	-
Other comprehensive income	-	(3)	261	49	-	-	(21)	-	22	308
Other movements	(118)	6	(3)	13	(25)	(38)	5	-	(133)	(293)
	1,204	45	(68)	(169)	157	596	341	-	1,246	3,352
Assets	1,232	188	1	49	157	596	341	-	1,454	4,018
Liabilities	(28)	(143)	(69)	(218)	-	-	-	-	(208)	(666)
At 31 December 2017	1,204	45	(68)	(169)	157	596	341	-	1,246	3,352